Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable
Schedule of movement on the allowance for doubtful accounts

	2016	2015	2014
	(in US$’000)
As at January 1	3,127	1,793	1,670
Allowance	29	1,408	185
Allowance written back	(237)	—	—
Exchange difference	(199)	(74)	(62)
As at December 31	2,720	3,127	1,793

Schedule of ageing anlysis of accounts receivable

	December 31,
	2016	2015
	(in US$’000)
Up to 3 months	—	—
3 to 6 months	—	—
6 to 12 months	26	52
	26	52